LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
LEASE OBLIGATIONS
LEASE OBLIGATIONS
24.	LEASE OBLIGATIONS

The Company has lease contracts for mining equipment, vehicles and buildings. Leases of mining equipment have lease terms of five years, while vehicles and buildings generally have lease terms between three and five years.

(a)	Lease obligations

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Beginning of year	$1,401	$273
Additions	2,300	1,769
Interest expense	87	32
Lease payments	(661)	(681)
Due to changes in exchange rates	46	8
End of period	$3,173	$1,401

Current	$846	$372
Non-current	2,327	1,029
	$3,173	$1,401

(b)	Lease expenses recognized

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Interest on lease liabilities	$87	$32
Variable lease payments not included in the measurement of lease liabilities	15,586	4,579
Expenses relating to short-term leases	168	131
Expenses relating to leases of low-value assets, excluding short-term leases	108	155
	$15,949	$4,897

The maturity analysis of lease liabilities is disclosed in note 33(b)(ii).